Other Income	6 Months Ended
Jun. 30, 2020
Other Income
Other Income

16.Other Income

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Paycheck Protraction Program Loan[1]	$185,284	$—	$185,284	$—
Industrial Research Assistance Program Funding	243,936	—	243,936	—
Canada Emergency Wage Subsidy	79,834	—	79,834	—
Miscellaneous income	—	14,383	10,141	53,928
	$509,054	$14,383	$519,195	$53,928

1  On May 21, 2020, the Company entered into a promissory note evidencing an unsecured loan in the amount of US$133,700 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration. The Loan to the Company is being made through BMO Harris Bank National Association (the “Lender”).

The Loan bears interest rate of 1% per year and matures in 24 months from the date of the Loan. Beginning seven months from the date of the Loan, the Company is required to make 18 monthly payments of principal and interest.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any covered payments of mortgage interest, rent and utilities.

As at June 30, 2020, the Company has used all proceeds from the PPP loan to maintain payroll and make lease and utility payments. The Company has the ability and intent to meet the loan forgiveness conditions for the PPP Loan in accordance with the established guidelines issued by the U.S Small Business Administration. Accordingly, the Company has accounted for the PPP Loan as a government grant in accordance with IAS 20 – Accounting for Government Grants and Disclosure of Government Assistance.

During the three months ended June 30, 2020, the Company received $243,936 from the Industrial Research Assistance Program Funding and $79,834 in Canada Emergency Wage Subsidy relief related to COVID-19. This governmental assistance received is non-repayable and was accounted for as government grants related to income in accordance with IAS 20.